UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson
ETF Series Solutions
615 East Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

(414) 765-6076
Registrant’s telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period: June 30, 2019

Item 1. Schedule of Investments.

AlphaClone Alternative Alpha ETF
Schedule of Investments
June 30, 2019 (Unaudited)
Shares	Security Description	Value
	COMMON STOCKS - 99.9%
	Communication Services - 10.6%
482	Alphabet, Inc. - Class C (a)	$520,999
1,452	Charter Communications, Inc. - Class A (a)	573,801
2,996	Facebook, Inc. - Class A (a)	578,228
1,539	Netflix, Inc. (a)	565,305
		2,238,333
	Consumer Discretionary - 13.3%
299	Amazon.com, Inc. (a)	566,196
9,073	Carvana Company (a) +	567,879
8,446	Etsy, Inc. (a)	518,331
2,856	Home Depot, Inc.	593,962
1,484	O’Reilly Automotive, Inc. (a)	548,071
		2,794,439
	Consumer Staples - 10.7%
11,121	Coca-Cola Company	566,281
25,710	Nomad Foods, Ltd. (a)	549,166
4,287	PepsiCo, Inc.	562,154
5,205	Procter & Gamble Company	570,728
		2,248,329
	Energy - 2.5%
81,927	Transocean, Ltd. (a)	525,152
	Financials - 8.1%
1,187	Credit Acceptance Corporation (a) +	574,306
5,032	JPMorgan Chase & Company	562,578
2,926	Moody’s Corporation	571,477
		1,708,361
	Health Care - 13.3%
7,196	Abbott Laboratories	605,183
6,980	AbbVie, Inc.	507,585
3,975	Johnson & Johnson	553,638
6,802	Merck & Company, Inc.	570,348
2,260	UnitedHealth Group, Inc.	551,463
		2,788,217
	Industrials - 5.6%
5,763	Genesee & Wyoming, Inc. - Class A (a)	576,300
1,222	TransDigm Group, Inc. (a)	591,204
		1,167,504
	Information Technology - 33.2% ♦
17,098	ACI Worldwide, Inc. (a)	587,145
3,069	Apple, Inc.	607,417
10,126	Cornerstone OnDemand, Inc. (a)	586,599
3,465	Euronet Worldwide, Inc. (a)	582,952
5,172	Guidewire Software, Inc. (a)	524,337
2,164	Mastercard, Inc. - Class A	572,443
4,330	Microsoft Corporation	580,047
13,530	Open Text Corporation	557,436
10,562	Oracle Corporation	601,717
9,337	RealPage, Inc. (a)	549,483
3,349	Visa, Inc. - Class A	581,219
3,117	Zebra Technologies Corporation - Class A (a)	652,980
		6,983,775
	Real Estate - 2.6%
2,703	American Tower Corporation	552,628
	TOTAL COMMON STOCKS (Cost $18,962,674)	21,006,738

		SHORT-TERM INVESTMENTS - 0.1%
22,867		First American Government Obligations Fund - Class X, 2.30% *	22,867
		TOTAL SHORT-TERM INVESTMENTS (Cost $22,867)	22,867

		INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 3.6%
765,587		First American Government Obligations Fund - Class Z, 2.25% *	765,587
		TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $765,587)	765,587
		Total Investments (Cost $19,751,128) - 103.6%	21,795,192
		Liabilities in Excess of Other Assets - (3.6)%	(764,639)
		NET ASSETS - 100.0%	$21,030,553

	Percentages are stated as a percent of net assets.

	(a)	Non-income producing security.
	+	All or a portion of this security is on loan as of June 30, 2019. Total value of securities on loan is $760,285.
	♦	To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
	*	Rate shown is the annualized seven-day yield as of June 30, 2019.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

Summary of Fair Value Disclosure at June 30, 2019 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  Accounting principles generally accepted in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2019:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$21,006,738	$-	$-	$21,006,738
Short-Term Investments	22,867	-	-	22,867
Investments Purchased with Proceeds from Securities Lending	765,587	-	-	765,587
Total Investments in Securities	$21,795,192	$-	$-	$21,795,192
^See Schedule of Investments for breakout of investments by sector classification.
For the period ended June 30, 2019, the Fund did not recognize any transfers to or from Level 3.

Item 2. Controls and Procedures.
(a)
The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) ETF Series Solutions

By (Signature and Title) *      /s/ Kristina R. Nelson
    Kristina R. Nelson, President (principal executive officer)

Date         8/22/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) *       /s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date         8/22/2019

By (Signature and Title) *       /s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date         8/22/2019

* Print the name and title of each signing officer under his or her signature.